Summary of Significant Accounting Policies - Schedule of Plant and Equipment Useful Lives (Details) (10-K)	12 Months Ended
Mar. 31, 2020
Production Plant [Member] | Minimum [Member]
Plant and equipment, useful lives	5 years
Production Plant [Member] | Maximum [Member]
Plant and equipment, useful lives	10 years
Motor Vehicles [Member] | Minimum [Member]
Plant and equipment, useful lives	10 years
Motor Vehicles [Member] | Maximum [Member]
Plant and equipment, useful lives	15 years
Office Equipment [Member] | Minimum [Member]
Plant and equipment, useful lives	5 years
Office Equipment [Member] | Maximum [Member]
Plant and equipment, useful lives	10 years